EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Contribution Plan, Cost Recognized	16,212	15,184	13,476
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Appropriations	24,789	24,789
Beijing Origin State Harvest Biotechnology Limited [Member]
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%